Document and Entity Information	9 Months Ended
Sep. 30, 2017
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 2 to Form S-1
Document Period End Date	Sep. 30, 2017
Trading Symbol	TNDM
Entity Registrant Name	TANDEM DIABETES CARE INC
Entity Central Index Key	0001438133
Entity Filer Category	Smaller Reporting Company